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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Vote Summary

MICROSOFT CORPORATION
Security	594918104	Meeting Type	Annual
Ticker Symbol	MSFT	Meeting Date	28-Nov-2018
ISIN	US5949181045	Agenda	934884544 - Management
Record Date	26-Sep-2018	Holding Recon Date	26-Sep-2018
City / Country / United States	Vote Deadline Date	27-Nov-2018
SEDOL(s)	Quick Code
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management
1a.	Election of Director: William H. Gates lll	Management	For	For	For
1b.	Election of Director: Reid G. Hoffman	Management	For	For	For
1c.	Election of Director: Hugh F. Johnston	Management	For	For	For
1d.	Election of Director: Teri L. List-Stoll	Management	For	For	For
1e.	Election of Director: Satya Nadella	Management	For	For	For
1f.	Election of Director: Charles H. Noski	Management	For	For	For
1g.	Election of Director: Helmut Panke	Management	For	For	For
1h.	Election of Director: Sandra E. Peterson	Management	For	For	For
1i.	Election of Director: Penny S. Pritzker	Management	For	For	For
1j.	Election of Director: Charles W. Scharf	Management	For	For	For
1k.	Election of Director: Arne M. Sorenson	Management	For	For	For
1l.	Election of Director: John W. Stanton	Management	For	For	For
1m.	Election of Director: John W. Thompson	Management	For	For	For
1n.	Election of Director: Padmasree Warrior	Management	For	For	For
2.	Advisory vote to approve named executive officer compensation	Management	For	For	For
3.	Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2019	Management	For	For	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
ALL TERRAIN OPPORTUNITY FUND	UMB BANK, N.A.	3,100	0	17-Oct-2018	29-Nov-2018
DIAMOND HILL INVESTMENT GROUP
Security	25264S536	Meeting Type	Special
Ticker Symbol	DHEYX	Meeting Date	17-May-2019
ISIN	US25264S5367	Agenda	934927356 - Management
Record Date	24-Jan-2019	Holding Recon Date	24-Jan-2019
City / Country / United States	Vote Deadline Date	16-May-2019
SEDOL(s)	Quick Code
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR	Management
1	Tamara L. Fagely	For	For	For
2	John T. Kelly-Jones	For	For	For
3	Elizabeth P. Kessler	For	For	For
4	D'Ray Moore Rice	For	For	For
5	Nancy M. Morris	For	For	For
6	Peter E. Sundman	For	For	For
2A.	To approve an amendment to the fundamental investment restriction with respect to borrowing.	Management	For	For	For
2B.	To approve an amendment to the fundamental investment restriction with respect to lending.	Management	For	For	For
3A.	To approve an amendment to the Second Amended and Restated Agreement and Declaration of Trust to permit further amendments to be made by action of the Board without approval of shareholders, subject to the limitations of the Investment Company Act of 1940, as amended.	Management	For	For	For
3B.	To approve an amendment to the Second Amended and Restated Agreement and Declaration of Trust establishing a process for shareholder derivative actions.	Management	For	For	For
Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
ALL TERRAIN OPPORTUNITY FUND	UMB BANK, N.A.	495,736	0	09-Feb-2019	20-May-2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	July 29, 2019

*	Print the name and title of each signing officer under his or her signature.